Stock-based compensation - Schedule of Stock Options Granted Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate	0.00%
Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years		6 years
Risk-free interest rate	1.00%
Risk-free interest rate, minimum		0.30%	1.50%
Risk-free interest rate, maximum		1.50%	2.40%
Expected volatility	63.20%
Expected volatility, minimum		57.40%	55.30%
Expected volatility, maximum		63.30%	58.00%
Expected dividend rate	0.00%	0.00%	0.00%
Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years
Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 1 month 6 days